Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2035 Fund - Fidelity Managed Retirement 2035 Fund - Class K6	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Dec. 15, 2022
Annual Return 2023	13.51%